UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2016 (Unaudited)

Common Stocks - 96.9%	Shares		Value ($)
Banks - 4.0%
PNC Financial Services Group	250,141		22,535,203
U.S. Bancorp	513,777		22,035,895
			44,571,098
Capital Goods - 6.9%
Fortive	218,303		11,111,623
Honeywell International	198,363		23,127,142
Raytheon	162,500		22,121,125
United Technologies	206,102		20,939,963
			77,299,853
Diversified Financials - 7.2%
BlackRock	75,771		27,463,957
Intercontinental Exchange	112,350		30,262,596
Synchrony Financial	819,882		22,956,696
			80,683,249
Energy - 8.6%
EOG Resources	339,110		32,795,328
Occidental Petroleum	432,800		31,559,776
Schlumberger	415,767		32,695,917
			97,051,021
Food & Staples Retailing - 1.8%
Costco Wholesale	137,222		20,927,727
Food, Beverage & Tobacco - 5.2%
Coca-Cola	642,793		27,203,000
Kellogg	176,743		13,692,280
Molson Coors Brewing, Cl. B	158,828		17,439,314
			58,334,594
Health Care Equipment & Services - 10.3%
Abbott Laboratories	529,340		22,385,789
Boston Scientific	1,115,147	[a]	26,540,499
Cardinal Health	177,733		13,809,854
Danaher	235,977		18,498,237
DENTSPLY SIRONA	210,683		12,520,891
UnitedHealth Group	154,096		21,573,440
			115,328,710

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.9% (continued)	Shares		Value ($)
Household & Personal Products - 1.6%
Estee Lauder, Cl. A	198,378		17,568,356
Insurance - 2.0%
Arch Capital Group	279,072	[a]	22,119,247
Materials - 4.2%
Dow Chemical	310,589		16,097,828
Praxair	121,865		14,724,948
Vulcan Materials	140,609		15,991,462
			46,814,238
Media - 3.5%
CBS, Cl. B	296,484		16,229,534
Charter Communications, Cl. A	85,504	[a]	23,083,515
			39,313,049
Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
Celgene	204,570	[a]	21,383,702
Merck & Co.	364,001		22,717,302
Pfizer	971,616		32,908,634
			77,009,638
Retailing - 10.2%
Amazon.com	57,583	[a]	48,214,822
Home Depot	170,764		21,973,911
Priceline Group	16,282	[a]	23,958,800
Ulta Salon Cosmetics & Fragrance	87,001	[a]	20,704,498
			114,852,031
Semiconductors & Semiconductor Equipment - 4.0%
Broadcom	129,252		22,298,555
Texas Instruments	329,261		23,107,537
			45,406,092
Software & Services - 14.6%
Alphabet, Cl. A	27,946	[a]	22,470,261
Alphabet, Cl. C	37,463	[a]	29,119,615
Facebook, Cl. A	330,790	[a]	42,430,433
MasterCard, Cl. A	272,244		27,706,272
Oracle	612,516		24,059,628
salesforce.com	248,226	[a]	17,705,961
			163,492,170
Technology Hardware & Equipment - 2.3%
Cisco Systems	802,509		25,455,585
Transportation - 2.0%
Union Pacific	233,223		22,746,239

Common Stocks - 96.9% (continued)	Shares	Value ($)
Utilities - 1.7%
NextEra Energy	154,603	18,911,039
Total Common Stocks (cost $871,464,817)		1,087,883,936
Other Investment - 3.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $38,269,765)	38,269,765 [b]	38,269,765
Total Investments (cost $909,734,582)	100.3%	1,126,153,701
Liabilities, Less Cash and Receivables	(.3%)	(3,751,714)
Net Assets	100.0%	1,122,401,987

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	14.6
Health Care Equipment & Services	10.3
Retailing	10.2
Energy	8.6
Diversified Financials	7.2
Capital Goods	6.9
Pharmaceuticals, Biotechnology & Life Sciences	6.8
Food, Beverage & Tobacco	5.2
Materials	4.2
Banks	4.0
Semiconductors & Semiconductor Equipment	4.0
Media	3.5
Money Market Investment	3.4
Technology Hardware & Equipment	2.3
Insurance	2.0
Transportation	2.0
Food & Staples Retailing	1.8
Utilities	1.7
Household & Personal Products	1.6
100.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,065,585,381	-	-	1,065,585,381
Equity Securities—
Foreign Common
Stocks†	22,298,555	-	-	22,298,555
Mutual Funds	38,269,765	-	-	38,269,765

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2016, accumulated net unrealized appreciation on investments was $216,419,119, consisting of $228,541,298 gross unrealized appreciation and $12,122,179 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)